Fair Value Measurements (Details) - Schedule of roll-forward of the company’s level 3 liabilities	3 Months Ended
Mar. 31, 2023 USD ($)
Earn-out liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022
Additions	99,659
Change in fair value	3,726
Converted to equity
Balance, March 31, 2023	103,385
SAFE Agreement liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022	18,314
Additions
Change in fair value	2,353
Converted to equity	(20,667)
Balance, March 31, 2023